PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 192,114	$ 184,348
Accumulated depreciation	107,711	102,102
Depreciation cost	84,403	82,246
Buildings And Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	92,025	90,914
Computers, software and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	50,390	45,119
Network Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	40,502	40,016
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	5,317	5,387
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	324	390
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 3,556	$ 2,522